RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
Related Party Transactions And Balances

12. RELATED PARTY TRANSACTIONS AND BALANCES

All related party transactions are recorded at the exchange amount which is the amount agreed to by the Company and the related party.

(a) Key management personnel

The Company has identified its directors and certain senior officers as its key management personnel. The compensation costs for key management personnel for the years ended December 31, 2022, and 2021, is as follows:

	2022	2021
Salaries, benefits, and consulting fees	$1,228	$1,021
Share-based payments	1,566	1,188
	$2,794	$2,209

(b) Amounts due to/from related parties

In the normal course of operations, the Company transacts with companies related to Avino’s directors or officers. All amounts payable and receivable are non-interest bearing, unsecured and due on demand. The following table summarizes the amounts due to/(from) related parties:

	December 31, 2022	December 31, 2021
Oniva International Services Corp.	$100	$107
Silver Wolf Exploration Ltd.	(72)	-
Directors Fees	-	56
	$28	$163

For services provided to the Company as President and Chief Executive Officer, the Company pays Intermark Capital Corporation (“ICC”), a company controlled by David Wolfin, the Company’s president and CEO and also a director, for consulting services. For the year ended December 31, 2022, and 2021, the Company paid $326 and $239, respectively, to ICC.

(c) Other related party transactions

The Company has a cost sharing agreement with Oniva International Services Corp. (“Oniva”) for office and administration services. Pursuant to the cost sharing agreement, the Company will reimburse Oniva for the Company’s percentage of overhead and corporate expenses and for out-of-pocket expenses incurred on behalf of the Company. David Wolfin, President & CEO, and a director of the Company, is the sole owner of Oniva. The cost sharing agreement may be terminated with one-month notice by either party without penalty.

The transactions with Oniva during the year ended December 31, 2022, and 2021, are summarized below:

	2022	2021
Salaries and benefits	$878	$766
Office and miscellaneous	461	403
	$1,339	$1,169